Unaudited condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 469	$ 492
Intangible assets and goodwill	913	904
Associates and joint venture	107	107
Deferred tax assets	38	20
Other investments	1,356	1,742
Prepayments and other assets	194	217
Non-current assets	3,077	3,482
Current assets
Inventories	45	48
Trade and other receivables	362	372
Prepayments and other assets	241	182
Other investments	2,286	3,134
Cash and cash equivalents	2,282	1,952
Current assets	5,216	5,688
Total assets	8,293	9,170
Equity
Share capital and share premium	22,603	22,278
Reserves	443	602
Accumulated losses	(16,675)	(16,277)
Equity attributable to owners of the Company	6,371	6,603
Non-controlling interests	20	54
Total equity	6,391	6,657
Non-current liabilities
Loans and borrowings	658	1,248
Provisions	18	18
Other liabilities	131	132
Deferred tax liabilities	19	18
Non-current liabilities	826	1,416
Current liabilities
Loans and borrowings	114	117
Provisions	39	38
Trade payables and other liabilities	905	933
Current tax liabilities	18	9
Current liabilities	1,076	1,097
Total liabilities	1,902	2,513
Total equity and liabilities	$ 8,293	$ 9,170